Investment Strategy - iShares 0-1 Year TIPS Bond ETF	Nov. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index (the “Underlying Index”), which tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of greater than or equal to one month and less than or equal to one year. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
Qualifying securities of the Underlying Index must have at least one month and less than or equal to one year remaining to final maturity as of the rebalancing date and at least $300 million of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account (“SOMA”). In addition, the securities in the Underlying Index must have a fixed coupon schedule and must be denominated in U.S. dollars. Excluded from the Underlying Index are government agency debt with or without a government guarantee, securities issued or marketed primarily to retail investors, floating rate notes, cash management and Treasury bills, original issue zero coupon securities and Separate Trading of Registered Interest and Principal Securities (or “STRIPs”). However, the amounts outstanding of qualifying securities in the Underlying Index are not reduced by any portions of such securities that have been stripped after inclusion in the Underlying Index. Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. The Underlying Index is rebalanced on the last calendar day of each month.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.